Note 14 - Capital Lease Obligations (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Capital Lease Obligation
2011	$ 107
2012	42
2013	18
2014	18
2015	18
2016	20
2017 and thereafter	47
Estimated future lease payments	270
Less amount representing interest at 6.2% to 12.0% annual	(48)
Present value of minimum lease payments	222
Less current portion of capital lease obligations	(105)	(227)
Long-term portion of capital lease obligations	$ 117	$ 203